Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-1174060
Plan number	008
Dividends receivable	$ 404,651
Participant loan, current value	8,549,239
Loan principal outstanding (4.25% – 9.50%), maturing through 2037	8,549,239	$ 8,125,678
Total – all funds	$ 712,177,562
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Total Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,564,107
UGI Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,960,850
Common collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	306,123,590
Collective investment trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	148,622,927
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,124,591
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,631,882
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,952,256
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,256,921
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,034,805
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,317,107
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,233,609
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,449,604
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,740,192
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,411,913
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,349,937
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	422,486
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,198,287
Investment, Identifier [Axis]: Mutual Funds | American Funds EuroPacific Growth Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,883,347
Investment, Identifier [Axis]: Mutual Funds | Champlain Small Company Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,920,681
Investment, Identifier [Axis]: Mutual Funds | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,251,737
Investment, Identifier [Axis]: Mutual Funds | Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,762,839
Investment, Identifier [Axis]: Mutual Funds | PIMCO Total Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,431,047
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,708,162
Investment, Identifier [Axis]: Mutual Funds | Vanguard Extended Market Index Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,159,940
Investment, Identifier [Axis]: Mutual Funds | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,307,033
Investment, Identifier [Axis]: Mutual Funds | Vanguard Index Plus Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	81,131,255
Investment, Identifier [Axis]: Mutual Funds | Vanguard Institutional Index Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,066
Investment, Identifier [Axis]: Self-Directed Brokerage Account | Assets in Fidelity Brokerage Link Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,952,198